Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 30, 2012
Document And Entity Information
Entity Registrant Name	I-LEVEL MEDIA GROUP INC
Entity Central Index Key	0001355559
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Amendment Description	Amendment to include XBRL
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 45,941
Entity Common Stock, Shares Outstanding		13,918,825
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 0	$ 0
Total Assets	0	0
Current Liabilities
Accounts payable	145,822	149,794
Accrued expenses	326,011	251,132
Notes payable	355,467	332,332
Total Current Liabilities	827,300	733,258
Stockholders' Deficit
Common Stock, 1,000,000,000 shares authorized, $0.001 par value 13,918,825 and 918,825 issued and outstanding, respectively	13,919	919
Additional Paid-in Capital	4,473,075	4,473,075
Foreign Currency Translation	(4,089)	(7,222)
Deficit Accumulated During the Development Stage	(5,310,205)	(5,200,030)
Total Stockholders' Deficit	(827,300)	(733,258)
Total Liabilities and Stockholders' Deficit	$ 0	$ 0

Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock, authorized	1,000,000,000	1,000,000,000
Common Stock, issued	13,918,825	918,825
Common Stock, outstanding	13,918,825	918,825

Statements of Operations (USD $)	12 Months Ended		76 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0
Expenses
Consulting fees - related party	48,000	48,000	370,080
Professional fees	15,000	0	211,927
General and administrative	7,295	3,902	477,659
Total Operating Expenses	70,295	51,902	1,059,666
Loss from Operations	(70,295)	(51,902)	(1,059,666)
Other Income (Expense):
Interest expense, net	40,467	39,880	177,184
Total Other Income (Expense)	(40,467)	(39,880)	(177,184)
Net Loss from Continuing Operations	(110,175)	(92,369)	(1,236,850)
Loss Before Discontinued Operations	(110,175)	(92,369)	(2,254,851)
Discontinued Operations	0	0	(3,055,354)
Net Loss	$ (110,175)	$ (92,369)	$ (5,310,205)
Net Loss Per Share - Basic and Diluted	$ (0.02)	$ (0.1)
Weighted Average Number of Shares Outstanding	7,045,000	896,000

Statements of Cash Flows (USD $)	12 Months Ended		76 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Operating Activities
Net loss	$ (110,175)	$ (92,369)	$ (2,254,851)
Discontinued Operations	0	0	(3,055,354)
Adjustments to reconcile net loss to cash
Shares issued for accrued consulting fees - related party	0	0	202,400
Donated services and expenses			20,000
Change in operating assets and liabilities
Increase (decrease) in accounts payable	(839)	(3,297)	141,733
Increase in accrued expenses	87,879	95,666	695,497
Net Cash Used in Operating Activities	(23,135)	0	(3,232,574)
Net Cash to Investing Activities	0	0	0
Financing Activities
Proceeds from notes payable – related party	23,135	0	370,467
Proceeds from sale of common stock	0	0	2,862,107
Net Cash Provided by Financing Activities	23,135	0	3,232,574
Increase in Cash	0	0	0
Cash - Beginning of Period	0	0	0
Cash - End of Period	0	0	0
Supplemental Disclosures:
Interest paid	0	0	32,452
Income taxes paid	0	0	0
Settlement of debt with shares	0	0	1,051,634
Accrued expenses settled in common stock	$ 13,000	$ 0	$ 202,400

Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Foreign Currency Translation	Accumulated During the Development Stage	Total
Beginning Balance at Aug. 22, 2005	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Aug. 22, 2005	0
Issued for cash	586	3,414	0	0	4,000
Issued for cash (Shares)	585,714
Issued for cash	243	82,757	0	0	83,000
Issued for cash (Shares)	243,071
Donated Services and Expenses	0	5,000	0	0	5,000
Donated Services and Expenses (Shares)	0
Net Loss	0	0	0	(22,979)	(22,979)
Net Loss for the Year From Discontinued	0	0	0	(453,691)	(453,691)
Ending Balance at Dec. 31, 2005	829	91,171	0	(476,670)	(384,670)
Balance (in Shares) at Dec. 31, 2005	828,785
Donated Services and Expenses	0	15,000	0	0	15,000
Donated Services and Expenses (Shares)	0
Net Loss	0	0	0	(110,918)	(110,918)
Net Loss for the Year From Discontinued	0	0	0	(388,517)	(388,517)
Ending Balance at Dec. 31, 2006	829	106,171	0	(976,105)	(869,105)
Balance (in Shares) at Dec. 31, 2006	828,785
Cancellation of founders shares	(586)	586	0	0	0
Cancellation of founders shares (Shares)	(585,714)
Shares issued to acquire subsidiaries	386	350,467	0	0	350,853
Shares issued to acquire subsidiaries (Shares)	385,714
Shares issued to settle debt	71	499,929	0	0	500,000
Shares issued to settle debt (Shares)	71,429
Shares issued to settle debt	15	309,486	0	0	309,501
Shares issued to settle debt (Shares)	14,738
Shares issued in a unit private placement	37	1,299,963	0	0	1,300,000
Shares issued in a unit private placement (Shares)	37,143
Shares issued in a unit debt private placement	6	199,994	0	0	200,000
Shares issued in a unit debt private placement (Shares)	5,714
Shares issued in a private placement	8	374,992	0	0	375,000
Shares issued in a private placement (Shares)	7,653
Shares issued in a unit private placement	28	499,972	0	0	500,000
Shares issued in a unit private placement (Shares)	28,571
Shares issued as a finders fee	2	29,898	0	0	30,000
Shares issued as a finders fee (Shares)	1,714
Capital raising costs	0	(30,000)	0	0	(30,000)
Capital raising costs (Shares)	0
Shares issued pursuant to a financial services contract	14	172,486	0	0	172,500
Shares issued pursuant to a financial services contract (Shares)	14,286
Shares issued in a unit private placement	36	499,964	0	0	500,000
Shares issued in a unit private placement (Shares)	35,714
Capital raising costs	0	(69,894)	0	0	(69,894)
Capital raising costs (Shares)	0
Net Loss	0	0	0	(435,720)	(435,720)
Net Loss for the Year From Discontinued	0	0	0	(1,639,214)	(1,639,214)
Ending Balance at Dec. 31, 2007	846	4,244,014	0	(3,051,039)	1,193,921
Balance (in Shares) at Dec. 31, 2007	845,747
Shares issued to settle debt	2	29,998	0	0	30,000
Shares issued to settle debt (Shares)	2,143
Net Loss	0	0	0	(1,340,475)	(1,340,475)
Net Loss for the Year From Discontinued	0	0	0	(573,932)	(573,932)
Ending Balance at Dec. 31, 2008	848	4,274,012	0	(4,965,446)	(690,586)
Balance (in Shares) at Dec. 31, 2008	847,891
Net Loss	0	0	0	(142,214)	(142,214)
Ending Balance at Dec. 31, 2009	848	4,274,012	0	(5,107,660)	(832,800)
Balance (in Shares) at Dec. 31, 2009	847,891
Shares issued to settle debt	43	149,957	0	0	150,000
Shares issued to settle debt (Shares)	42,857
Shares issued to settle debt	28	49,106	0	0	49,133
Shares issued to settle debt (Shares)	28,077
Foreign currency translation	0	0	(7,222)	0	(7,222)
Foreign currency translation (Shares)	0
Net Loss	0	0	0	(92,369)	(92,369)
Ending Balance at Dec. 31, 2010	919	4,473,075	(7,222)	(5,200,030)	(733,258)
Balance (in Shares) at Dec. 31, 2010	918,825				918,825
Shares issued to settle debt	13,000	0	0	0	13,000
Shares issued to settle debt (Shares)	13,000,000
Foreign currency translation	0	0	3,133	0	3,133
Foreign currency translation (Shares)	0
Net Loss	0	0	0	(110,175)	(110,175)
Ending Balance at Dec. 31, 2011	$ 13,919	$ 4,473,075	$ (4,089)	$ (5,310,205)	$ (827,300)
Balance (in Shares) at Dec. 31, 2011	13,918,825				13,918,825

Nature of Operations, Continuance of Business and Presentation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Nature of Operations, Continuance of Business and Presentation
1.	Nature of Operations, Continuance of Business and Presentation

The Company was incorporated in the State of Nevada on August 23, 2005 under the name Jackson Ventures, Inc. The Company's initial operations included the acquisition and exploration of mineral resources. Management changed its primary business to that of developing and operating a proprietary, digital media network service in the transportation segment of the outdoor advertising market in China. On January 29, 2007 the Company entered into a Share Exchange Agreement to acquire the business of i-Level Media Systems Limited (“i-Level Systems”), a limited liability Company incorporated on May 23, 2003 under the International Business Act of the British Virgin Islands. I-Level Systems owns 100% of i-Level SoftComm (Shanghai) Company Ltd. (“i-Level SoftComm”), a wholly foreign owned enterprise formed under the laws of the People's Republic of China (the “PRC”) on August 12, 2004. i-Level SoftComm was a development stage company devoting substantially all of its efforts to establishing a new business in the PRC, which involved selling out-of-home video advertising timeslots on its network of flat-panel video advertising display units installed in taxis. The acquisition of i-Level Systems was completed on March 20, 2007. See Note 7 for full disclosure of this transaction and related financing transactions. As control of the Company transferred to the shareholders of i-Level Systems on March 20, 2007 this acquisition was considered a recapitalization of i-Level Systems. The acquisition was accounted for using reverse merger accounting rules whereby the historical operations of i-Level Systems constituted the reported numbers prior to March 20, 2007 and the combined operations of the Company and i-Level Systems were reported from March 20, 2007 to December 1, 2008. On December 1, 2008 i-Level SoftComm ceased operations and its business was wound-up. Also on December 1, 2008 i-Level Systems, the parent company of i-Level SoftComm and a wholly-owned subsidiary of the Company was sold to the Company’s former Chief Executive Officer for $1. From December 1, 2008 the Company deconsolidated its subsidiary and reported a loss on discontinued operations of $573,932 and upon wind-up recorded a gain of $596,799 and upon sale recorded a loss of $1,614,800. The comparative balance sheet included the accounts of i-Level Systems and i-Level SoftComm. The Statement of Stockholders’ Equity was retroactively restated to account for the deconsolidation of i-Level Systems and the reversal of reverse merger accounting. Since December 1, 2008 the Company has no operations.

On July 8, 2011 the Company effected a reverse stock split on a one new share for seventy old shares basis. As a result of the reverse split, the Company’s authorized share capital decreased from 1,025,000,000 shares of common stock to 14,642,857 shares of common stock On the date of record there were 64,317,715 shares issued and outstanding. Upon consolidation there were 918,825 shares issued and outstanding. This consolidation has been applied retroactively to restate all share and per share amounts. On July 27, 2011, the Board of Directors approved an amendment to its articles of incorporation to increase the number of our authorized common stock to 1,000,000,000 shares which became effective March 13, 2012.

On July 13, 2011 the Company settled $13,000 of debt owing to the Chief Executive Officer and issued 13,000,000 post-consolidation shares at $.001 per share.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company had not generated revenues since inception and currently has no revenue generating operations. The Company has not paid dividends, and is unlikely to pay dividends in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the ability of the Company to reorganize its share capital, obtain equity financing and secure new business operations. As at December 31, 2011, the Company had no assets and debt of $827,299 and had accumulated losses of $5,310,205 since inception. These factors raise substantial doubt regarding the Company's ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. At the present time, the Company is focusing on obtaining sufficient financing to be able to recommence operations in the social networking, digital media and mobile communications area.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Reclassification

Certain reclassifications have been made to make 2010 amounts conform to 2011 classifications for comparative purposes.

Fair Value

The Company complies with the provisions of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements required under other accounting pronouncements.

Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents

Cash and cash equivalents include cash on deposit in overnight deposit accounts and investments in money market accounts.

Financial Instruments

The Company has financial instruments whereby the fair value of the financial instruments could be different from that recorded on a historical basis in the accompanying balance sheets. The Company's financial instruments consist of accounts payable, accrued liabilities, and notes payable. The carrying amounts of the Company's financial instruments approximate their fair values as of December 31, 2011 and 2010 due to their short-term nature.

Income Taxes

The Company follows ASC subtopic 740-10 (formerly Statement of Financial Accounting Standard No. 109, “Accounting for Income Taxes”) for recording the provision for income taxes. ASC 740-10 requires the use of the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. Deferred taxes are classified as current or non-current, depending on the classification of assets and liabilities to which they relate. Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse.

Stock-based Compensation

The Company accounts for stock-based compensation under ASC Topics 718 and 505, formerly SFAS No. 123R, "Stock-Based Payment” and SFAS No. 148, ‘”Accounting for Stock-Based Compensation - Transition and Disclosure - An amendment to SFAS No. 123.” These standards define a fair value based method of accounting for stock-based compensation. These standards define a fair- value- based method of accounting for stock-based compensation. In accordance with ASC, the cost of stock-based compensation is measured at the grant date based on the value of the award and is recognized over the vesting period. The value of the stock-based award is determined using the Black-Scholes option-pricing model, whereby compensation cost is the excess of the fair value of the award as determined by the pricing model at the grant date or other measurement date over the amount that must be paid to acquire the stock. The resulting amount is charged to expense on the straight-line basis over the period in which the Company expects to receive the benefit, which is generally the vesting period. During the year ended December 31, 2011, the Company recognized stock-based compensation of $0 and $0, respectively.

Basic and Diluted Net Income (Loss) Per Share

Net loss per share is computed in accordance with ASC subtopic 260-10. The Company presents basic loss per share (“EPS”) and diluted EPS on the face of its statements of operations. Basic EPS is computed by dividing reported earnings by the weighted average shares outstanding. Diluted EPS is computed by adding to the weighted average shares the dilutive effect if common stock was issued upon the exercise of stock options and warrants. For the years ended December 31, 2011 and 2010, the denominator in the diluted EPS computation is the same as the denominator for basic EPS due to the anti-dilutive effect of outstanding warrants on the Company’s net loss. Total potentially dilutive common share equivalents relating to stock purchase warrants issued, as at December 31, 2011 and 2010, is 0 and 0, respectively.

Recent Pronouncements

In December 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2010-29, “Business Combinations (Topic 805): Disclosures of Supplementary Pro Forma Information for Business Combinations” (ASU 2010-29), which specifies that pro forma disclosures for business combinations are to be reported as if the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The pro forma disclosures must also include a description of material, nonrecurring pro forma adjustments. ASU 2010-29 is effective for business combinations with an acquisition date of January 1, 2011 or later. Adoption of the new requirement did not have an effect on the Company’s financial position, results of operations or cash flows.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not or are not believed by management to have a material impact on the Company's present or future financial statements.

International Financial Reporting Standards

In November 2008, the Securities and Exchange Commission (“SEC”) issued for comment a proposed roadmap regarding potential use of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board. Under the proposed roadmap, the Company would be required to prepare financial statements in accordance with IFRS in fiscal year 2014, including comparative information also prepared under IFRS for fiscal 2013 and 2012. The Company is currently assessing the potential impact of IFRS on its financial statements and will continue to follow the proposed roadmap for future developments.

Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accrued Expenses
3.	Accrued Expenses

	December 31, 2011 $	December 31, 2010 $

Accounts Payable
Accrued consulting fees	44,000	44,000
Accrued interest on loans	148,611	108,732
Accrued wages to former senior officers	30,400	30,400
Accrued remuneration to officer/director	103,000	68,000
	326,011	251,132

Notes Payable	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Notes Payable
4.	Notes Payable

Related Party - In March and April, 2008 $347,332 was loaned to the Company by family members of the two former senior officers and directors of the Company. These loans are unsecured; bear interest at 12% per annum and due on demand. On May 12, 2010, the Company settled $15,000 of this debt plus $3,733 of accrued interest by issuing 10,705 post-consolidation shares. As at December 31, 2011 there was accrued interest of $148,611 owing.

Non-related Party - During 2011 the Company received non-interest bearing loans of $23,135.

Common Stock	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Common Stock
5.	Common Stock

On July 8, 2011 the Company completed a reverse stock split on a one new share for seventy old shares basis. As a result of the reverse split, the Company’s authorized share capital decreased from 1,025,000,000 shares of common stock to 14,642,857 shares of common stock On the date of record there were 64,317,715 shares issued and outstanding. Upon consolidation there were 918,825 shares issued and outstanding. This consolidation has been applied retroactively to restate all share and per share amounts.

On July 27, 2011, the Board of Directors approved an amendment to its articles of incorporation to increase the number of our authorized common stock to 1,000,000,000 shares which became effective March 13, 2012.

On July 13, 2011 the Company settled $13,000 of debt owing to the Chief Executive Officer and issued 13,000,000 post-consolidation shares at $.001 per share.

In April 2010 the Company settled accrued expenses of $150,000 by issuing 42,857 post-consolidation shares and accrued wages to a former senior officer of $30,400 by issuing 17,371 post-consolidation shares.

Stock Options and Warrants Outstanding	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stock Options and Warrants Outstanding
6.	Stock Options and Warrants Outstanding
As at December 31, 2011 there were no stock options or warrants outstanding.

Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Taxes
7.	Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. Pursuant to ASC 740 the Company is required to compute tax asset benefits for net operating losses carried forward. Potential benefit of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years. As the criteria for recognizing future income tax assets have not been met due to the uncertainty of realization, a valuation allowance of 100% has been recorded for the current and prior year.

The components of the net deferred tax asset at December 31, 2011 and 2010 and the effective tax rate and the estimated amount of the valuation allowance are scheduled below:

	December 31, 2011 $	December 31, 2010 $
Cumulative Combined Net Operating Losses
Cumulative Combined Net Operating Losses	2,031,000	1,918,000
Effective Tax Rate	34%	34%
Deferred Tax Asset	691,000	652,000
Valuation Allowance	(691,000)	(652,000)
Net Deferred Tax Asset	-	-

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Fair Value Measurements
8.	Fair Value Measurements

The Company adopted ASC Topic 820-10 at the beginning of 2009 to measure the fair value of certain of its financial assets required to be measured on a recurring basis. The adoption of ASC Topic 820-10 did not impact the Company’s financial condition or results of operations. ASC Topic 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). ASC Topic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability. The three levels of the fair value hierarchy under ASC Topic 820-10 are described below:

Level 1 – Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.

Level 2 – Valuations based on quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

Level 3 – Valuations based on inputs that are supportable by little or no market activity and that are significant to the fair value of the asset or liability.

The Company has no level 3 assets or liabilities.

The following table presents a reconciliation of all assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

	Level 1 $	Level 2 $	Level 3 $	Total $
Assets:	-	-	-	-
Liabilities:
Accounts payable	-	149,794	-	149,794
Accrued expenses	-	251,132	-	251,132
Notes payable	-	332,332	-	332,332

The following table presents a reconciliation of all assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	Level 1 $	Level 2 $	Level 3 $	Total $
Assets:	-	-	-	-
Liabilities:
Accounts payable	-	145,821		145,821
Accrued expenses	-	326,011	-	326,011
Notes payable	-	355,467	-	355,467